PROPERTY AND EQUIPMENT, NET	12 Months Ended
Feb. 29, 2012
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8.                                      PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of	As of
	February 28,	February 29,
	2011	2012

Building	$—	$63,416,230
Leasehold improvement	5,351,588	10,196,222
Computer, network equipment and software	5,226,024	10,039,490
Vehicles	784,854	1,002,949
Office equipment and furniture	730,896	1,490,734
	12,093,362	86,145,625
Less: accumulated depreciation and amortization	(4,578,037)	(9,419,406)
	$7,515,325	$76,726,219

For the years ended February 28, 2010, February 28, 2011 and February 29, 2012, depreciation expenses were $1,272,074, $2,790,061, and $5,203,847, respectively.